INVESTMENT SECURITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Available-For-Sale Securities
Amortized Cost		$ 27,459	$ 23,280
Gross Unrealized Gains		118	229
Gross Unrealized Losses		(514)	(576)
Fair Value		27,063	22,933
US Government and Federal Agency [Member]
Available-For-Sale Securities
Amortized Cost		6,664	15,935
Gross Unrealized Gains		17	17
Gross Unrealized Losses		(138)	(409)
Fair Value		6,543	15,543
Government Sponsored Enterprises [Member]
Available-For-Sale Securities
Amortized Cost	[1]	18,841	5,391
Gross Unrealized Gains	[1]	101	212
Gross Unrealized Losses	[1]	(284)	(1)
Fair Value	[1]	18,658	5,602
Corporate Debt Securities [Member]
Available-For-Sale Securities
Amortized Cost		750	750
Fair Value		750	750
Equity Securities [Member]
Available-For-Sale Securities
Amortized Cost		1,204	1,204
Gross Unrealized Losses		(92)	(166)
Fair Value		$ 1,112	$ 1,038

[1]	Such as FNMA, FHLMC and FHLB